Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–111.36%(a)
California–106.70%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$1,000,032
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2039	5,445	5,199,427
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2039	2,000	2,043,851
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,456,660
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(b)	5.00%	10/01/2052	7,000	7,144,780
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(b)	5.00%	08/01/2052	10,000	10,289,202
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	05/01/2040	1,250	1,268,478
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	555	558,695
Bay Area Toll Authority; Series 2024 H, VRD RB(c)	0.85%	04/01/2059	2,000	2,000,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	564,963
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	129,142
Series 2019, RB	5.00%	09/01/2031	140	144,597
Series 2019, RB	5.00%	09/01/2049	775	774,376
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	545	546,954
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	865,740
Beaumont Unified School District Community Facilities District No. 2022-1 (Improvement Area No. 2);
Series 2025, RB	5.00%	09/01/2050	305	303,681
Series 2025, RB	5.00%	09/01/2055	900	887,030
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,465	1,415,299
Series 2009, GO Bonds(d)	0.00%	08/01/2032	3,045	2,410,035
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	501,535
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,775	1,782,082
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,002,114
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(e)	5.25%	07/01/2054	12,300	12,448,149
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(f)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(f)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,726,179
Series 2022, GO Bonds(g)	5.00%	11/01/2042	11,370	12,075,994
Series 2022, GO Bonds(g)	5.00%	09/01/2052	10,000	10,331,426
Series 2022, GO Bonds	5.00%	09/01/2052	5,000	5,165,713
Series 2023, GO Bonds(g)	5.25%	09/01/2053	15,000	15,819,450
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(h)	5.00%	04/01/2032	5,000	5,249,604
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(h)	5.00%	08/01/2029	3,600	3,743,584
Series 2024, RB(h)	5.00%	08/01/2032	10,000	10,288,256
Series 2024, RB(h)	5.00%	12/01/2032	27,500	28,290,254
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(h)	5.25%	10/01/2031	10,000	10,357,199
Series 2023 D, RB(h)	5.50%	11/01/2028	8,000	8,395,978
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	675,527
Series 2018, RB	5.25%	05/01/2053	2,500	2,530,119
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(i)	4.00%	02/01/2056	3,000	2,091,670
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(i)	5.00%	08/01/2049	5,360	4,768,155
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(d)(i)	0.00%	06/01/2057	$45,600	$3,463,740
Series 2007 E, RB(d)(i)	0.00%	06/01/2057	51,500	3,355,287
Series 2007 F, RB(d)(i)	0.00%	06/01/2057	55,250	3,477,059
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	524,719
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,127,475
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	15,990	16,111,001
Series 2006 C, RB(d)	0.00%	06/01/2055	332,360	31,875,817
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	1,360	1,362,080
Series 2002, RB	6.13%	06/01/2038	9,700	9,711,627
Series 2006 A, RB(d)	0.00%	06/01/2046	62,110	16,278,224
Series 2006 C, RB(d)	0.00%	06/01/2055	71,700	7,853,552
Series 2006 D, RB(d)	0.00%	06/01/2055	309,500	26,912,356
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	614,089
Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	22,000	4,004,004
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,210	3,005,502
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(d)	0.00%	06/01/2055	6,050	1,219,901
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	520	520,588
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,708,602
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	973,194
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	8,005	8,110,861
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	2,300	2,198,040
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(i)	6.25%	06/01/2053	2,520	2,371,321
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(i)	5.00%	06/01/2054	2,500	2,295,444
Series 2024 A, RB(i)	5.00%	06/01/2064	7,500	6,710,236
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(i)	5.00%	06/01/2054	1,400	1,294,895
Series 2024, RB(i)	5.00%	06/01/2064	1,350	1,217,551
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,004,752
Series 2021 A, Ref. RB	4.00%	08/15/2048	20,690	18,563,980
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,648,958
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(h)(j)	4.00%	04/01/2030	210	220,964
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	5,052,512
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,206,215
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(b)	6.25%	02/01/2026	570	571,517
California (State of) Health Facilities Financing Authority (EL Camino Health); Series 2025 A, Ref. RB	5.25%	02/01/2048	1,500	1,566,699
California (State of) Health Facilities Financing Authority (El Camino Hospital); Series 2015 A, Ref. RB	5.00%	02/01/2040	2,130	2,130,331
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,002,603
Series 2024, RB	5.25%	11/15/2058	3,750	3,689,826
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	10,662,243
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	$560	$481,026
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	5,925	5,303,950
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	709,607
Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,076,970
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,624,647
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	13,264,935
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,287,731
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	1,540	1,547,499
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(e)(h)(i)	9.50%	01/01/2035	7,000	6,784,902
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street); Series 2017, RB	5.00%	05/15/2052	2,815	2,837,293
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(i)	5.00%	01/01/2056	2,450	2,135,126
California (State of) Municipal Finance Authority;
Series 2024 D, RB	5.00%	09/01/2049	1,000	990,874
Series 2024 D, RB	5.00%	09/01/2054	1,000	963,898
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	2,904,939
California (State of) Municipal Finance Authority (Ascent 613); Series 2025 A, RB(i)	5.38%	01/01/2055	5,000	4,661,706
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(i)	5.00%	06/01/2038	280	276,234
Series 2018 A, RB(i)	5.00%	06/01/2048	3,225	3,015,527
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	660,868
Series 2020 B, RB	4.00%	09/01/2050	1,095	908,703
Series 2021 A, RB	4.00%	09/01/2041	655	587,297
Series 2021 A, RB	4.00%	09/01/2046	1,095	911,055
Series 2021 B, RB	4.00%	09/01/2041	915	823,270
Series 2021 B, RB	4.00%	09/01/2046	830	715,239
Series 2021 B, RB	4.00%	09/01/2051	775	636,263
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,253,937
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	923,387
Series 2022 C, RB	6.25%	09/01/2052	1,885	1,995,056
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,401,879
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2046	1,000	928,554
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,018,101
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	262,742
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	351,372
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	1,100	1,118,919
Series 2024, Ref. RB	5.00%	08/15/2049	1,000	1,003,204
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,575,790
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	5,000	5,130,351
Series 2018, RB	5.00%	05/15/2043	5,900	5,901,040
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2049	2,660	2,693,236
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,646,036
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	784,367
Series 2024, RB	5.00%	09/01/2054	750	727,287
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Cityview Apartments) (Green Bonds); Series 2021, RB(i)	4.00%	11/01/2036	$1,625	$1,491,939
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,001,428
Series 2017 A, Ref. RB	5.00%	02/01/2047	2,005	1,979,356
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2039	3,345	3,457,096
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	1,986,273
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	625	607,490
Series 2012, RB(i)	6.88%	01/01/2042	2,080	1,939,442
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,056,535
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2021, RB	4.00%	10/01/2046	1,080	921,546
Series 2021, RB	4.00%	10/01/2049	8,000	6,726,454
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2043	10,005	9,752,260
Series 2018 A, RB(e)	5.00%	12/31/2047	18,610	17,793,216
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,556,596
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(b)	4.00%	09/15/2051	3,385	3,040,588
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(i)	5.00%	07/01/2049	600	538,289
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(b)	5.25%	11/01/2052	5,400	5,449,675
California (State of) Municipal Finance Authority (PRS California Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2049	1,300	1,283,637
Series 2024, Ref. RB	5.00%	04/01/2054	1,540	1,496,335
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	11,880,829
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,250	3,001,049
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(i)	5.00%	11/01/2029	840	851,688
Series 2019 A, Ref. RB(i)	5.00%	11/01/2039	1,475	1,372,195
Series 2019 A, Ref. RB(i)	5.00%	11/01/2049	2,700	2,342,093
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	900,687
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory); Series 2024 A, RB	5.00%	09/01/2049	1,500	1,529,355
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(i)	5.25%	06/01/2044	1,075	1,003,904
Series 2024, Ref. RB(i)	5.50%	06/01/2054	1,300	1,192,515
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2052	5,875	5,931,146
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	20,000	19,480,330
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	589,277
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(i)	6.20%	06/15/2054	1,800	1,871,122
Series 2024, RB(i)	6.38%	06/15/2064	1,000	1,044,093
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(i)	5.00%	08/01/2039	1,400	1,163,720
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(e)(i)(k)(l)	7.50%	07/01/2032	1,425	14
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(e)(i)(k)(l)	8.00%	07/01/2039	1,900	19
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(e)(i)(k)(l)	7.50%	07/01/2032	420	4
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2037	3,000	2,999,786
Series 2012, RB(e)(i)	5.00%	11/21/2045	1,000	947,110
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(e)(i)	5.00%	11/21/2045	1,000	989,737
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	2,500	2,474,343
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(i)	5.13%	07/01/2055	$5,000	$3,968,284
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(i)	5.00%	01/01/2056	1,000	830,004
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(i)	5.00%	11/15/2036	1,000	1,002,030
Series 2021, RB(i)	5.00%	11/15/2046	4,000	3,629,670
Series 2021, RB(i)	5.00%	11/15/2051	3,590	3,133,178
Series 2021, RB(i)	5.00%	11/15/2056	2,685	2,305,976
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,383,645
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	906,351
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025, RB	5.00%	11/01/2054	4,000	3,959,152
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,005,357
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	945,080
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(i)	10.00%	05/15/2028	2,900	3,603,953
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(i)	5.00%	06/15/2049	1,400	1,238,162
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(i)	5.00%	07/01/2036	400	382,749
Series 2019 A, RB(i)	5.00%	07/01/2044	630	548,298
Series 2019 A, RB(i)	5.00%	07/01/2054	1,600	1,314,423
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	16,640	15,194,901
California (State of) School Finance Authority; Series 2024 A, RB(i)	5.75%	06/01/2053	2,000	1,903,904
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(i)	5.00%	07/01/2045	1,265	1,257,867
Series 2024, Ref. RB(i)	5.00%	07/01/2059	2,700	2,591,888
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(i)	6.13%	07/01/2052	3,745	3,684,164
Series 2022 A, RB(i)	6.25%	07/01/2062	4,655	4,560,400
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(i)	5.00%	08/01/2045	1,000	928,572
Series 2016, Ref. RB(i)	5.00%	08/01/2041	2,425	2,318,184
Series 2016, Ref. RB(i)	5.00%	08/01/2046	685	638,377
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(i)	5.00%	08/01/2059	3,120	2,830,261
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Green Bonds); Series 2023, Ref. RB(i)	5.25%	06/01/2053	1,550	1,475,782
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(h)(i)(j)	6.25%	07/01/2027	875	930,805
Series 2017, RB(i)	6.25%	07/01/2037	375	380,258
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(i)	5.00%	07/01/2043	2,000	1,961,769
Series 2024, RB(i)	5.00%	07/01/2064	1,440	1,381,934
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(i)	5.00%	08/01/2045	2,305	2,224,048
Series 2018 A, RB(i)	5.00%	08/01/2038	1,000	1,007,210
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(i)	4.25%	07/01/2028	500	500,033
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(i)	5.50%	07/01/2054	2,250	2,262,217
Series 2024, RB(i)	5.63%	07/01/2063	1,000	1,004,111
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(i)	5.38%	07/01/2056	995	963,093
Series 2022, RB(i)	5.50%	07/01/2062	1,000	977,764
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(i)	5.00%	07/01/2045	500	481,896
Series 2017 A, RB(i)	5.00%	07/01/2037	590	594,452
Series 2017 A, RB(i)	5.00%	07/01/2047	3,240	3,099,457
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(i)	5.00%	07/01/2049	1,700	1,620,955
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Magnolia Public Schools Obligated Groups); Series 2025, RB(i)	5.00%	07/01/2055	$2,000	$1,880,626
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	989,825
Series 2024, Ref. RB(i)	5.00%	06/01/2054	1,300	1,190,149
Series 2024, Ref. RB(i)	5.00%	06/01/2064	1,600	1,424,685
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(i)	5.88%	06/01/2053	700	691,906
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(i)	5.50%	08/01/2043	550	559,911
Series 2023, Ref. RB(i)	5.50%	08/01/2047	525	530,438
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(i)	6.00%	06/01/2063	2,035	1,957,629
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(i)	4.00%	11/01/2051	2,700	2,110,555
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(i)	5.13%	06/01/2053	500	476,774
Series 2023 A, RB(i)	5.38%	05/01/2063	1,000	968,778
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(i)	5.25%	07/01/2031	625	632,162
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(i)	5.25%	07/01/2048	700	694,315
California (State of) School Finance Authority (Vibrant Minds Charter School);
Series 2025, RB(i)	6.75%	04/15/2045	1,650	1,651,233
Series 2025, RB(i)	7.00%	04/15/2055	3,000	3,007,689
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,153,259
Series 2017, RB	5.00%	09/02/2046	1,265	1,268,103
Series 2020 B, RB	4.00%	09/02/2050	445	358,426
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,626,415
Series 2024, RB	5.00%	09/01/2054	900	871,431
Series 2025, RB	3.54%	02/20/2041	7,000	6,239,510
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	778,948
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,178,245
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,803,936
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,617,556
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(i)	5.00%	11/01/2041	875	837,346
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,500	1,502,448
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1); Series 2020, RB	4.00%	09/01/2050	3,500	2,871,138
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,030,597
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(i)	7.25%	09/01/2050	4,255	4,311,558
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,666,827
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,065	3,136,628
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGI)(b)	5.25%	08/15/2052	3,000	3,044,905
Series 2022 A, RB (INS - AGI)(b)	5.38%	08/15/2057	2,320	2,350,418
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,312,093
Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,313,782
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(b)(e)	5.20%	06/01/2036	2,030	2,031,051
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	624,427
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	$375	$374,698
Series 2024, RB	5.00%	09/01/2054	550	545,600
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(b)	4.00%	11/01/2046	7,825	7,121,445
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,573,824
Series 2024 A, Ref. RB	5.00%	12/01/2049	6,540	6,590,357
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,360	2,418,022
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(i)	5.00%	06/01/2046	1,000	931,112
Series 2019, RB(i)	5.00%	06/01/2034	375	380,962
Series 2019, RB(i)	5.00%	06/01/2039	100	98,492
Series 2019, RB(i)	5.00%	06/01/2051	295	269,189
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(i)	5.25%	12/01/2056	7,330	7,117,528
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,333,242
Series 2023, RB	5.25%	09/01/2053	2,225	2,241,045
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,018,555
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(i)	5.25%	07/01/2039	1,640	1,637,853
Series 2019, RB(i)	5.25%	07/01/2049	3,375	3,225,118
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(b)	4.13%	04/01/2053	1,000	919,908
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	497,156
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	1,886,232
Series 2022, RB	5.38%	09/02/2052	995	1,003,606
Series 2023, RB	5.25%	09/02/2043	1,125	1,123,131
Series 2023, RB	5.25%	09/01/2051	2,400	2,424,464
Series 2023, RB	5.50%	09/02/2053	1,875	1,876,011
Series 2024, RB	5.00%	09/02/2049	1,100	1,102,480
Series 2024, RB	5.00%	09/02/2054	1,100	1,094,531
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,200,562
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,570	2,570,311
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,350	4,441,116
Series 2002 B, RB	6.00%	05/01/2037	520	530,892
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,136,983
Series 2002, RB	6.00%	05/01/2043	2,125	2,169,458
Series 2006 A, RB(d)	0.00%	06/01/2046	8,000	1,984,806
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(h)	5.00%	10/01/2032	5,000	5,210,308
Series 2025 A, RB(h)	5.00%	05/01/2035	7,500	7,656,450
California Enterprise Development Authority; Series 2025, RB(g)	5.50%	11/01/2059	22,500	24,311,770
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	7,741,633
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	580,687
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	158,437
Series 2024, RB	5.00%	09/01/2049	675	663,289
Series 2024, RB	5.00%	09/01/2054	740	718,672
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGI)(b)	5.00%	09/01/2034	$1,100	$1,103,524
Series 2015 A, Ref. RB (INS - AGI)(b)	5.00%	09/01/2035	865	867,580
Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	11,212,956
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(d)	0.00%	08/01/2047	12,750	4,282,243
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,483,806
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(b)	4.63%	08/01/2029	30	30,037
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(d)	0.00%	08/01/2029	735	642,526
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(i)	5.00%	09/01/2030	440	454,434
Series 2018, RB(i)	5.00%	09/01/2038	1,090	1,106,947
Series 2018, RB(i)	5.00%	09/01/2048	2,015	2,014,538
Series 2018, RB(i)	5.00%	09/01/2053	1,525	1,488,724
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(b)	5.25%	09/01/2027	635	635,465
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(b)(d)	0.00%	06/01/2035	1,300	863,796
Series 2019 B, GO Bonds (INS - BAM)(b)(d)	0.00%	06/01/2041	6,250	2,909,077
Series 2019 B, GO Bonds (INS - BAM)(b)(d)	0.00%	06/01/2042	4,335	1,888,412
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,592,046
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(i)	5.00%	07/01/2051	3,250	2,944,127
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,031
Series 2007 C, Ref. RB	6.50%	12/15/2047	835	834,958
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	1,675	1,643,018
Series 2023, RB	5.00%	09/01/2053	2,600	2,534,379
Eastern Municipal Water District;
Series 2025, RB	5.00%	09/01/2050	1,000	981,650
Series 2025, RB	5.00%	09/01/2054	500	485,589
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	74,969
Series 2021, RB	4.00%	09/01/2050	540	447,467
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,117,485
Series 2023, RB	5.25%	09/01/2053	1,385	1,385,766
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	1,900,695
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	13,552,013
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	4,430	3,344,072
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,702,885
Elsinore Valley Municipal Water District; Series 2021 A, RB(i)	4.50%	09/01/2051	2,680	2,372,279
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	870,663
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,339,189
Series 2024, RB	5.00%	09/01/2049	415	410,641
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,030	3,023,336
Series 2024, RB	5.00%	09/01/2054	2,825	2,785,408
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,230
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,137,121
Series 2015, Ref. RB (INS - AGI)(b)(d)	0.00%	01/15/2035	2,745	1,929,083
Series 2021 A, Ref. RB (INS - BAM)(b)	4.00%	01/15/2046	15,965	15,271,717
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,617,201
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	815,858
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(b)(e)	5.00%	07/01/2053	6,570	6,443,020
Garden Grove Public Financing Authority; Series 2024 A, RB (INS - BAM)(b)	5.00%	04/01/2049	6,000	6,152,378
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	2,787,451
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(j)	0.00%	08/01/2029	$615	$539,663
Series 2009 A, GO Bonds (INS - AGI)(b)(d)	0.00%	08/01/2029	4,735	4,139,264
Series 2009 A, GO Bonds(d)(j)	0.00%	08/01/2031	2,235	1,829,143
Series 2009 A, GO Bonds (INS - AGI)(b)(d)	0.00%	08/01/2031	1,415	1,152,171
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	21,000	2,261,736
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds(h)(j)	4.00%	07/15/2025	13,000	13,015,544
Hemet Unified School District;
Series 2025, RB	5.00%	09/01/2050	1,755	1,757,457
Series 2025, RB	5.00%	09/01/2054	1,000	993,513
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	630,019
Series 2024, RB	5.00%	09/01/2054	1,000	990,492
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(b)	5.00%	10/01/2030	1,600	1,602,457
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGI)(b)	5.00%	06/01/2036	1,270	1,293,047
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,435,840
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGI)(b)	5.25%	08/01/2053	1,500	1,566,640
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	690	671,295
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(b)	5.25%	09/01/2053	5,000	5,210,016
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(b)	4.00%	09/01/2044	3,000	2,757,033
La Canada Irrigation District; Series 2025, COP	5.25%	12/01/2055	2,000	2,052,128
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	315,641
Series 2021, RB	4.00%	09/01/2046	450	387,254
Series 2021, RB	4.00%	09/01/2051	700	577,283
Series 2024, RB	5.00%	09/01/2054	1,000	982,997
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	577,908
Series 2024, RB	5.00%	09/01/2049	850	845,769
Series 2024, RB	5.00%	09/01/2054	1,150	1,130,447
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,417,071
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	830,502
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	984,433
Series 2021, RB	4.00%	09/01/2051	430	353,553
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	696,583
Series 2020, RB	4.00%	09/01/2045	835	724,135
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	234,973
Series 2022, RB	4.00%	09/01/2052	3,000	2,494,196
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,520	2,526,034
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	285,021
Long Beach (City of), CA (Green Bonds); Series 2025, Ref. RB(e)	5.00%	05/15/2055	2,850	2,809,245
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	52,644
Series 2007 A, RB	5.50%	11/15/2030	1,010	1,084,152
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,098,461
Los Alamitos Unified School District; Series 2013, GO Bonds(m)	6.01%	08/01/2040	1,660	1,721,127
Los Alamitos Unified School District (Capital); Series 2012, COP	5.95%	08/01/2034	1,200	1,314,987
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,400,833
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2018, RB(e)(g)	5.00%	05/15/2035	$11,410	$11,738,779
Series 2018, RB(e)(g)	5.00%	05/15/2036	10,640	10,904,056
Series 2019 A, Ref. RB(e)	5.00%	05/15/2049	16,710	16,355,080
Series 2021, Ref. RB(e)	5.00%	05/15/2035	3,500	3,660,945
Series 2021, Ref. RB(e)	4.00%	05/15/2046	6,400	5,620,112
Series 2022 A, RB(e)	5.00%	05/15/2045	12,875	12,893,647
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(e)	5.25%	05/15/2048	5,800	5,829,539
Series 2018, Ref. RB(e)	5.00%	05/15/2048	4,395	4,317,682
Series 2019, RB(e)	5.00%	05/15/2049	19,745	19,325,616
Series 2020 C, RB(e)	5.00%	05/15/2045	8,000	8,008,595
Series 2022, RB(e)	4.00%	05/15/2047	10,000	8,704,651
Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2047	21,000	20,705,267
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	7,988,450
Series 2021 B, Ref. RB	5.00%	07/01/2048	17,555	17,621,144
Series 2021 B, Ref. RB	5.00%	07/01/2051	10,165	10,112,011
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,462,805
Series 2023 C-1, VRD RB(c)(j)	3.10%	06/02/2025	3,000	3,000,000
Series 2025 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2053	5,000	5,060,410
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	1,994,333
Series 2024, RB	5.00%	09/01/2054	2,700	2,638,066
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,382,569
Los Angeles (County of), CA Public Works Financing Authority; Series 2024 H, Ref. RB	5.25%	12/01/2053	7,510	7,840,836
Los Angeles County Facilities 2, Inc.; Series 2024 A, RB	5.25%	06/01/2054	7,500	7,843,420
Los Angeles Unified School District (Green Bonds); Series 2024 QRR, GO Bonds	5.25%	07/01/2049	5,000	5,263,113
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(b)	5.75%	03/15/2028	55	56,787
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,736,145
Series 2020, RB	4.00%	09/01/2051	3,560	2,860,100
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,476,734
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	253,962
Series 2020 A, RB	4.00%	09/01/2040	700	637,333
Series 2020 B, RB	4.00%	09/01/2040	700	614,789
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	818,610
Series 2024, RB	5.00%	09/01/2054	1,000	972,644
Series 2024, RB	5.00%	09/01/2055	2,500	2,419,039
Series 2025, RB	5.00%	09/01/2050	605	592,222
Series 2025, RB	5.00%	09/01/2055	860	830,880
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGI)(b)	3.00%	08/01/2038	1,500	1,305,955
Series 2020 C, GO Bonds (INS - AGI)(b)	3.00%	08/01/2045	2,200	1,672,717
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	621,192
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,506,076
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(b)(d)	0.00%	08/01/2035	940	645,020
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(b)	5.00%	09/01/2033	1,000	1,019,322
Merced City School District (Election of 2014); Series 2022, GO Bonds (INS - AGI)(b)	4.00%	08/01/2046	3,500	3,235,405
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(b)(d)	0.00%	08/01/2031	840	679,018
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,050,319
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	437,033
Series 2019, RB	5.00%	09/01/2048	485	485,666
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2055	1,305	1,266,608
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2050	$4,985	$4,462,268
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2055	12,045	10,610,904
Series 2023, RB (INS - BAM)(b)	4.13%	12/01/2048	2,125	1,984,068
Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	5,000	5,154,882
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	658,785
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(b)	5.00%	03/01/2030	1,500	1,502,638
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(g)(n)	4.00%	08/01/2047	22,000	20,447,442
Northern California Energy Authority; Series 2024, Ref. RB(h)	5.00%	08/01/2030	15,000	15,677,016
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	7,889,184
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	485	450,307
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2038	8,680	5,235,644
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2042	5,755	3,361,735
Ontario (City of), CA;
Series 2023, RB	5.50%	09/01/2048	1,250	1,300,184
Series 2023, RB	5.75%	09/01/2054	2,250	2,359,280
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	756,010
Series 2024, RB	5.00%	09/01/2049	1,000	1,000,273
Series 2024, RB	5.00%	09/01/2054	1,180	1,165,231
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	996,410
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	634,108
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	250,329
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	2,970,110
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	125,219
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,809,870
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,372,607
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	1,004,810
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGI)(b)	5.00%	06/01/2034	850	851,009
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(b)	5.00%	08/01/2033	40	40,157
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(m)	6.38%	08/01/2045	3,330	2,957,487
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,032,067
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	3,719,780
Paradise Unified School District; Series 2023 C, GO Bonds	5.00%	08/01/2047	180	182,688
Perris (City of), CA Joint Powers Authority;
Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,272,811
Series 2025, RB	5.00%	09/01/2050	1,500	1,466,246
Series 2025, RB	5.00%	09/01/2054	1,500	1,454,574
Perris Elementary School District (Election of 2014); Series 2014 A, GO Bonds(h)(j)	6.00%	07/03/2025	525	526,282
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	58,347
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGI)(b)	5.00%	09/01/2047	5,000	5,062,328
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGI)(b)	4.00%	09/01/2050	4,255	3,774,193
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(b)	5.00%	09/01/2035	1,930	1,932,498
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	347,276
Series 2021, RB	4.00%	09/01/2046	585	495,989
Series 2021, RB	4.00%	09/01/2050	500	408,870
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	192,841
Series 2021, RB	4.00%	09/01/2050	200	165,728
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	$1,300	$1,322,083
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,476,734
Ravenswood School District; Series 2018, GO Bonds	5.00%	08/01/2035	750	763,769
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	329,024
Regents of the University of California Medical Center; Series 2022 P, RB(g)	5.00%	05/15/2047	30,280	30,930,735
Regents of the University of California Medical Center Pooled Revenue; Series 2025, RB(g)(n)	4.00%	05/15/2053	25,000	21,625,970
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(b)(d)	0.00%	08/01/2042	8,125	3,597,862
Series 2019 A, GO Bonds (INS - BAM)(b)(d)	0.00%	08/01/2043	4,500	1,892,178
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	12,747,322
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGI)(b)	5.25%	09/01/2052	10,365	10,588,557
Series 2022, RB (INS - AGI)(b)	5.25%	09/01/2052	2,000	2,043,137
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,053,422
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	984,113
Series 2017, RB	5.00%	09/01/2045	535	535,019
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(b)	4.00%	10/01/2040	500	474,621
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	14,765,713
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	251,829
Series 2020, RB	4.00%	09/01/2050	610	507,716
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	247,431
Series 2021, RB	4.00%	09/01/2050	600	499,392
Riverside Unified School District (Community Facilities District No. 40);
Series 2025 A, RB	5.00%	09/01/2050	2,370	2,329,806
Series 2025 A, RB	5.00%	09/01/2055	2,000	1,944,126
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,237,124
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	750,067
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	373,208
Series 2023, RB	5.00%	09/01/2054	1,090	1,077,995
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,001,461
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	984,489
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	376,620
Series 2024, RB	5.00%	09/01/2049	775	768,997
Series 2024, RB	5.00%	09/01/2054	860	840,273
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2050	570	477,239
Series 2025, RB	5.13%	09/01/2050	1,240	1,220,098
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	778,653
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,571,276
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,093,314
Series 2024, RB	5.00%	09/01/2054	1,500	1,437,196
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	390,769
Series 2020, RB	4.00%	09/01/2050	1,000	836,022
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	347,629
Series 2020, RB	4.00%	09/01/2045	350	303,931
Series 2020, RB	4.00%	09/01/2050	475	397,111
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,851,650
Series 2022, RB	5.00%	09/01/2052	2,760	2,735,981
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	$2,000	$2,003,238
Sacramento (City of), CA (Greenbriar Community Facilities District No. 2018-03, Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	1,000	941,134
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,293,363
Series 2015, Ref. RB	5.00%	09/01/2033	1,075	1,077,605
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	4,590,564
Sacramento (County of), CA;
Series 2018 C, Ref. RB(e)	5.00%	07/01/2039	2,835	2,850,857
Series 2024, RB	5.00%	07/01/2054	7,500	7,629,982
Sacramento (County of), CA Water Financing Authority; Series 2025, RB	5.00%	06/01/2055	15,000	15,594,312
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	557,576
Series 2022, RB	5.25%	09/01/2052	680	672,298
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(e)	5.75%	12/01/2032	2,700	2,704,019
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(e)	5.00%	07/01/2049	4,325	4,232,818
Series 2021 A, RB	4.00%	07/01/2056	5,130	4,468,049
Series 2021 A, RB	5.00%	07/01/2056	2,880	2,907,924
Series 2021 B, RB(e)	4.00%	07/01/2056	10,145	8,341,078
Series 2021 B, RB(e)	5.00%	07/01/2056	23,740	23,322,093
Series 2023 B, RB(e)	5.00%	07/01/2053	5,000	4,940,024
Series 2023 B, RB(e)	5.25%	07/01/2058	9,000	9,157,610
San Diego Unified School District; Series 2022, GO Bonds(g)	4.25%	07/01/2052	17,500	16,379,809
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	13,413,801
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(e)(h)(j)	5.00%	05/01/2028	10	10,337
Second Series 2018 D, RB(e)	5.00%	05/01/2048	11,280	11,051,758
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	3,345	2,943,531
Series 2018 D, RB(e)	5.25%	05/01/2048	6,200	6,219,423
Series 2019 A, RB(e)	5.00%	05/01/2049	47,500	46,876,695
Series 2019 E, RB(e)	4.00%	05/01/2050	11,445	9,723,189
Series 2019 E, RB(e)	5.00%	05/01/2050	3,080	3,028,211
Series 2024, Ref. RB(e)	5.25%	05/01/2043	5,000	5,163,768
Series 2025 A, RB(e)	5.25%	05/01/2055	5,000	5,060,123
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	478,102
Series 2020, RB	4.00%	09/01/2050	1,025	824,804
Series 2023, RB(i)	5.25%	09/01/2048	960	965,593
Series 2023, RB(i)	5.50%	09/01/2053	2,050	2,090,591
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(i)	4.00%	09/01/2052	2,000	1,600,655
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(i)	5.00%	09/01/2037	385	396,072
Series 2022 A, RB(i)	5.00%	09/01/2052	2,000	1,838,697
Series 2022 B, RB(i)	5.00%	09/01/2052	1,000	902,555
Series 2023 B, RB(i)	5.50%	09/01/2053	1,550	1,479,341
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2021 A, RB	4.00%	10/01/2048	10,000	8,953,117
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(i)	5.75%	09/01/2050	850	879,232
Series 2023, RB(i)	5.75%	09/01/2053	1,800	1,856,978
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,555	2,555,241
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,808,199
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGI)(b)	5.00%	08/01/2048	2,250	2,306,660
Series 2023, RB (INS - AGI)(b)	5.25%	08/01/2053	2,375	2,457,569
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(e)(g)(n)	5.50%	05/01/2055	$10,000	$10,383,948
San Francisco City & County Public Utilities Commission Wastewater Revenue; Series 2025, RB(g)	5.00%	10/01/2054	4,755	4,878,749
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	600,056
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	160	160,515
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	635	635,099
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025, RB(h)	5.50%	07/01/2035	10,000	10,842,186
San Jose (City of), CA; Series 2017 A, Ref. RB(e)	5.00%	03/01/2047	12,260	12,041,522
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.20%	01/01/2041	3,150	3,096,882
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(b)(d)	0.00%	09/01/2031	3,110	2,557,109
San Leandro Unified School District (Election of 2020); Series 2022 B, GO Bonds	5.25%	08/01/2048	11,700	12,165,360
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(b)	5.00%	08/01/2030	1,500	1,501,746
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	750,362
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(m)	6.63%	08/01/2042	1,010	1,073,971
Santa Barbara (County of), CA; Series 2018 B, COP(e)	5.00%	12/01/2037	5,000	5,109,740
Santa Clara (County of), CA Housing Authority (Rivertown Apartments);
Series 2001 A, RB(e)	5.85%	08/01/2031	715	716,197
Series 2001 A, RB(e)	6.00%	08/01/2041	2,070	2,111,996
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,080,821
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,754,086
Series 2011, RB	5.88%	07/01/2042	2,600	2,605,158
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	471,239
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	710	712,001
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(d)	0.00%	06/01/2036	22,420	12,180,952
Series 2007 A, RB(d)	0.00%	06/01/2041	10,000	3,566,410
Series 2007 B, RB(d)	0.00%	06/01/2047	12,650	2,968,307
Series 2007 C, RB(d)	0.00%	06/01/2056	65,815	6,403,339
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(b)(d)	0.00%	08/01/2028	3,480	3,165,588
Series 2007 C, GO Bonds (INS - AGI)(b)(d)	0.00%	08/01/2030	2,765	2,353,483
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGI)(b)	5.00%	08/01/2035	4,150	4,161,228
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,346,625
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	254,057
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,313,524
Series 2007 A, RB	5.00%	11/01/2028	205	210,313
Series 2007 A, RB	5.00%	11/01/2029	165	170,135
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,186,189
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(d)	0.00%	06/01/2046	3,000	577,851
Series 2019, Ref. RB	5.00%	06/01/2039	750	760,238
Series 2019, Ref. RB	5.00%	06/01/2048	2,160	2,055,166
Series 2019, Ref. RB(d)	0.00%	06/01/2054	27,610	5,549,773
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,808,109
Series 2024, RB	5.00%	09/01/2049	525	526,301
Series 2024, RB	5.00%	09/01/2054	625	621,893
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	1,015,086
Series 2024 A, RB	5.00%	09/01/2049	1,000	985,381
Series 2024 A, RB	5.00%	09/01/2054	2,750	2,695,062
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGI)(b)	4.00%	06/01/2045	1,000	923,557
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tahoe-Truckee Unified School District; Series 2016 B, GO Bonds	5.00%	08/01/2041	$950	$965,153
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	4,828,544
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,315,477
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	902,215
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	279,789
Series 2024, RB	5.00%	09/01/2049	500	485,247
Series 2024, RB	5.00%	09/01/2054	350	336,858
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	436,771
Series 2021, RB	4.00%	09/01/2051	930	777,431
Series 2024, RB	5.00%	09/01/2044	600	607,035
Tender Option Bond Trust Receipts/Certificates;
Series 2025, GO Bonds(g)	4.13%	03/01/2049	4,500	4,189,649
Series 2025, GO Bonds(g)	5.00%	08/01/2049	8,000	8,253,555
Series 2025, GO Bonds(g)	5.00%	03/01/2055	7,500	7,802,728
Series 2025, RB(g)(h)	5.25%	01/04/2030	16,000	16,823,929
Series 2025, RB(g)	5.00%	03/01/2031	12,250	12,814,061
Series 2025, RB(g)	5.25%	10/01/2048	8,000	8,441,378
Series 2025, RB(g)	5.00%	04/01/2050	8,000	8,256,750
Series 2025, RB (INS - AGI)(b)(g)	5.00%	08/01/2052	13,580	13,933,614
Series 2025, RB(g)	5.00%	10/01/2054	11,865	12,173,787
Series 2025, RB(g)	5.00%	10/15/2054	12,500	12,788,361
Series 2025, RB(e)(g)(n)	5.50%	05/15/2055	10,000	10,433,123
Series 2025, RB(g)	5.00%	06/01/2055	12,500	12,823,083
Series 2025, RB(g)	5.00%	10/01/2055	7,500	7,766,866
Series 2025, RB(g)	5.50%	11/01/2055	15,000	16,171,935
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,037,154
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	3,395	2,162,127
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	1,918,381
Series 2022, RB	5.00%	09/01/2052	2,400	2,344,418
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,500	1,456,168
Series 2020 A, RB	5.00%	10/01/2049	4,300	4,115,835
Series 2020 B, RB	5.00%	10/01/2035	250	255,014
Series 2020 B, RB	5.00%	10/01/2038	300	301,177
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	2,000	2,004,485
University of California;
Series 2017, RB(g)	5.00%	05/15/2047	15,000	15,117,057
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	20,000	20,222,948
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	10,821,659
Series 2025 CC, RB	5.00%	05/15/2053	7,500	7,743,073
Series 2025 CC, RB	5.25%	05/15/2055	10,000	10,535,896
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,141
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,077
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	625,344
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	236,461
Series 2021 A, RB	4.00%	09/01/2045	165	139,476
Series 2021 A, RB	4.00%	09/01/2051	260	208,884
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	945,920
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	$1,320	$1,325,152
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	485,620
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	242,648
Series 2023 A, RB	5.75%	07/01/2048	500	522,589
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,027,870
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,723,902
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,646,183
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(b)(d)	0.00%	08/01/2025	2,500	2,486,340
Series 2020 E, GO Bonds (INS - AGI)(b)	3.00%	08/01/2045	6,465	5,013,479
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	611,799
Series 2015, RB	5.25%	09/01/2045	1,550	1,551,176
				2,229,294,747
Guam–0.42%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,112,056
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,648,734
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,775,430
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	3,460	3,313,704
				8,849,924
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 2005 A, RB(e)	5.50%	03/15/2031	1,120	1,109,087
Puerto Rico–3.64%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,400	6,461,738
Series 2002, RB	5.63%	05/15/2043	8,735	8,835,529
PRIFA Custodial Trust; Series 2005, RB(d)	0.00%	03/15/2049	80	19,578
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	12,619	8,553,414
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	462	462,315
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	941,193
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	945,525
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	937,992
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,665,210
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	705,428
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	592,393
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	872	747,152
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3
Subseries 2022, RN(d)	0.00%	11/01/2043	3,709	2,230,276
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(k)	6.75%	07/01/2036	3,920	2,151,100
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $569,751)(l)	6.63%	01/01/2027	494	488,583
Series 2023 A, RB (Acquired 05/26/2000; Cost $4,472,771)(l)	6.63%	01/01/2028	3,767	3,714,314
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2027	1,524	1,402,684
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,616	1,255,696
Series 2018 A-1, RB(d)	0.00%	07/01/2033	11,974	8,486,923
Series 2018 A-1, RB	4.55%	07/01/2040	342	326,276
Series 2018 A-1, RB(d)	0.00%	07/01/2046	8,788	2,821,249
Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,879	3,276,492
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,298,645
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	10,894,147
Series 2019 A-2, RB	4.33%	07/01/2040	3,080	2,876,150
Series 2019 A-2, RB	4.54%	07/01/2053	65	56,326
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2019 A-2, RB	4.78%	07/01/2058	$865	$775,479
University of Puerto Rico; Series 2006 P, Ref. RB (Acquired 08/07/2017; Cost $1,423,500)(l)	5.00%	06/01/2030	2,190	2,116,238
				76,038,048
Virgin Islands–0.55%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(e)	5.00%	09/01/2029	1,645	1,618,443
Series 2014 A, Ref. RB(e)	5.00%	09/01/2033	1,500	1,427,492
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(i)	6.00%	04/01/2053	6,000	5,960,490
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(h)(i)(j)	5.00%	09/01/2025	1,000	1,004,583
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2043	1,500	1,530,807
				11,541,815
Total Municipal Obligations (Cost $2,417,197,114)				2,326,833,621
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.00%
CalPlant I LLC; Exit Facility(i)(o)	15.00%	07/01/2025	485	95,165
Puerto Rico–0.01%
AES Puerto Rico, Inc.(o)	12.50%	03/04/2026	123	119,077
Total U.S. Dollar Denominated Bonds & Notes (Cost $606,537)				214,242
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(o)			82,846	0
TOTAL INVESTMENTS IN SECURITIES(p)–111.37% (Cost $2,417,803,651)				2,327,047,863
FLOATING RATE NOTE OBLIGATIONS–(12.50)%
Notes with interest and fee rates ranging from 2.32% to 2.87% at 05/31/2025 and contractual maturities of collateral ranging from 05/15/2035 to 11/01/2059(q)				(261,220,000)
OTHER ASSETS LESS LIABILITIES–1.13%				23,603,921
NET ASSETS–100.00%				$2,089,431,784
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $204,529,868, which represented 9.79% of the Fund’s Net Assets.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $2,151,137, which represented less than 1% of the Fund’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at May 31, 2025 was $6,319,172, which represented less than 1% of the Fund’s Net Assets.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $48,400,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $357,618,004 are held by TOB Trusts and serve as collateral for the $261,220,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,326,833,621	$—	$2,326,833,621
U.S. Dollar Denominated Bonds & Notes	—	—	214,242	214,242
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,326,833,621	214,242	2,327,047,863
Other Investments - Assets
Investments Matured	—	672,961	31,395	704,356
Total Investments	$—	$2,327,506,582	$245,637	$2,327,752,219
Invesco California Municipal Fund